Taxation (Composition of Income Tax Expense, Reconciliation between the Statutory CIT Rate and Group's Effective Tax Rate) (Details)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TAXATION [Abstract]
Statutory CIT rate		25.00%	25.00%	25.00%
Effect of tax holidays	[1]	(19.10%)	(16.00%)	(12.80%)
Tax differential from statutory rate applicable to overseas subsidiaries		8.70%	1.20%	3.70%
Effect of withholding taxes		3.00%	2.30%	1.60%
Changes in valuation allowance		11.20%	0.90%	(2.70%)
Other permanent book-tax differences		4.50%	(0.60%)	7.30%
Effective CIT rate		33.30%	12.80%	22.10%

[1]	The income tax reversal resulting from the preferential income tax rate that AmazGame received as a 2015 and 2016 KNSE is included in the "Effect of tax holidays" in the table above.